EQUITY - Capital stock (Details)		12 Months Ended
	Jan. 01, 2018 Vote $ / shares shares	Dec. 31, 2018 ARS ($) Vote $ / shares shares	Dec. 31, 2017 ARS ($) Vote $ / shares shares	Dec. 31, 2016 ARS ($) Vote $ / shares shares
Equity
Nominal value of issued shares | $		$ 2,169,000,000
Nominal value (in pesos per share) | $ / shares		$ 1	$ 10,000	$ 10,000
Number of votes per share | Vote		1
Outstanding shares		2,153,688,011
Treasury shares (in shares)		15,221,373
Total capital stock (in shares)		2,168,909,384	120,000	120,000
Preliminary Merger Agreement and the Final Merger Agreement
Equity
Nominal value (in pesos per share) | $ / shares	$ 1
Number of votes per share | Vote	1
Telecom Argentina
Equity
Nominal value of issued shares | $			$ 984,000,000
Nominal value (in pesos per share) | $ / shares			$ 1
Number of votes per share | Vote			1
Outstanding shares			969,159,605
Treasury shares (in shares)			15,221,373
Cablevision Holding S.A.
Equity
Nominal value of issued shares | $			$ 1,200	$ 1,200
Nominal value (in pesos per share) | $ / shares			$ 10,000	$ 10,000
Number of votes per share | Vote			1	1
Outstanding shares			120,000	120,000
Percentage of interest on stake			100.00%
Class "A"
Equity
Outstanding shares		340,994,852
Class "A" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Shares issued	342,861,748
Class "A" | Cablevision Holding S.A.
Equity
Outstanding shares			34,425
Percentage of interest on stake			28.70%
Class "A" | VLG Argentina LLC
Equity
Outstanding shares			61,581
Percentage of interest on stake			51.30%
Class "B"
Equity
Number of shares each ADS represents		5
Class "B" | Cablevision Holding S.A.
Equity
Outstanding shares			6,782
Percentage of interest on stake			5.70%
Class "B" | Fintech Media LLC
Equity
Outstanding shares			17,212
Percentage of interest on stake			14.30%
Class "D" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Shares issued	841,666,658